Earnings Per Share (EPS)	6 Months Ended
Jun. 30, 2024
Earnings Per Share (EPS)
Earnings Per Share (EPS)

Note 4

Earnings Per Share (EPS)

Basic EPS is calculated by dividing the profit for the period attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

EUR’000	H1 2024	H1 2023
Profit attributable to ordinary equity holders of the parent for basic earnings	153	29,589
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	153	29,589

Thousands	H1 2024	H1 2023
Weighted average number of ordinary shares for basic EPS¹	341,158	197,600
Effect of dilution from share-based payments programme	990	676
Weighted average number of ordinary shares adjusted for the effect of dilution¹	342,148	198,276

	H1 2024	H1 2023
Basic, (loss)/profit for the period attributable to ordinary equity holders of the parent (EUR per share)	0.00	0.15
Diluted, (loss)/profit for the period attributable to ordinary equity holders of the parent (EUR per share)	0.00	0.15

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial statements.

[1] The weighted average number of shares takes into account the weighted average effect of share-based payments during the period.